Financing instruments payable - Debt securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	R$ 3,561,176	R$ 4,137,786
Debentures	2,028,681	169,094
Total	5,589,857	4,306,880
Current	234,828	169,094
Non- Current	5,355,029	4,137,786
0-1 year
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	128,710	0
Debentures	106,118	169,094
Total	234,828	169,094
From 1 to 5 years
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	3,432,466	4,137,786
Debentures	1,922,563	0
Total	R$ 5,355,029	R$ 4,137,786